Total Share Based Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	26	74	4
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	17	19	4
Performance Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid		55
Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	9